Options and Warrants (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Expected volatility		40.00%
Expected dividends	0.00%	0.00%
Expected term in years	5 years
Minimum [Member]
Expected volatility	40.00%
Risk-free interest rate	0.16%	0.16%
Expected term in years		3 years
Maximum [Member]
Expected volatility	86.00%
Risk-free interest rate	0.70%	0.70%
Expected term in years		5 years